Gains on Derivative Instruments and Other Financial Items, Net -Gains (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange gain on terminated undesignated foreign exchange swaps	$ 1,536	$ (654)
Gains on derivative instruments, net	73,330	17,062
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized MTM adjustment for interest rate swaps	74,915	18,557
Interest expense on undesignated interest rate swaps	(1,585)	(1,734)
Foreign exchange swaps
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange gain on terminated undesignated foreign exchange swaps	$ 0	$ 239